Quarterly Holdings Report
for

The North Carolina Capital Management Trust:

Term Portfolio

September 30, 2020

NCT-QTLY-1120
1.807741.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 34.0%
	Principal Amount	Value
U.S. Government Agency Obligations - 6.1%
Federal Home Loan Bank:
3 month U.S. LIBOR - 0.170% 0.072% 10/28/20 (a)(b)	$61,100,000	$61,099,084
0% 10/14/20	14,792,000	14,791,679
0% 10/16/20	2,400,000	2,399,940
0% 10/23/20	110,488,000	110,483,948
0% 10/28/20	78,000,000	77,996,490
0% 10/30/20	1,270,000	1,269,939
0% 11/4/20	2,475,000	2,474,836
		270,515,916
U.S. Treasury Obligations - 27.9%
U.S. Treasury Bills, yield at date of purchase 0%:
10/1/20	84,600,000	84,600,000
10/8/20	95,000,000	94,998,799
10/13/20	40,000,000	39,999,083
10/15/20	85,000,000	84,997,273
10/20/20	40,000,000	39,998,232
10/27/20	85,000,000	84,995,089
11/3/20	45,000,000	44,996,172
11/10/20	50,000,000	49,995,417
11/12/20	122,200,000	122,186,096
11/24/20	105,274,000	105,259,393
12/3/20	68,300,000	68,288,048
12/15/20	45,000,000	44,990,156
12/22/20	45,000,000	44,991,288
12/29/20	90,000,000	89,979,975
12/31/20	10,000,000	9,997,346
1/5/21	45,000,000	44,988,600
1/19/21	45,000,000	44,985,563
2/9/21	45,000,000	44,981,169
2/16/21	45,000,000	44,981,888
2/23/21	45,000,000	44,981,875
		1,235,191,462
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,505,657,250)		1,505,707,378

Commercial Paper - 68.3%
ASB Finance Ltd. (London) yankee 0.2% 3/3/21	39,000,000	38,973,141
Atlantic Asset Securitization Corp.:
0.22% 11/3/20 (Liquidity Facility Credit Agricole CIB)	30,000,000	29,995,437
0.27% 10/7/20 (Liquidity Facility Credit Agricole CIB)	49,150,000	49,149,233
0.27% 10/9/20 (Liquidity Facility Credit Agricole CIB)	41,000,000	40,997,901
0.28% 10/21/20 (Liquidity Facility Credit Agricole CIB)	50,000,000	49,995,510
Bank of Montreal yankee 0.17% 11/30/20	14,000,000	13,996,014
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.020% 0.2735% 11/13/20 (a)(b)	15,000,000	15,001,049
yankee 0.25% 2/19/21	11,000,000	10,991,061
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
0.23% 11/19/20 (c)	57,000,000	56,985,989
0.32% 10/7/20 (c)	33,000,000	32,998,845
BPCE SA yankee:
0.2% 10/26/20	18,000,000	17,998,790
0.2% 10/26/20	9,000,000	8,999,395
0.2% 10/28/20	9,000,000	8,999,335
0.2% 10/29/20	35,000,000	34,997,323
0.2% 11/19/20	18,000,000	17,997,224
0.2% 12/2/20	18,000,000	17,995,779
0.2% 12/14/20	36,000,000	35,988,750
Caisse d'Amort de la Dette Sociale yankee:
0.2% 3/4/21 (c)	31,000,000	30,975,708
0.21% 1/7/21 (c)	90,000,000	89,961,642
0.21% 1/19/21 (c)	50,000,000	49,975,335
0.3% 11/27/20 (c)	50,000,000	49,990,415
Canadian Imperial Bank of Commerce yankee 0.21% 3/10/21	18,000,000	17,985,510
Citigroup Global Markets, Inc.:
0.2% 12/4/20	9,000,000	8,997,969
0.2% 12/10/20	9,000,000	8,997,674
0.2% 2/4/21	18,000,000	17,989,331
0.2% 2/8/21	18,000,000	17,988,865
0.2% 2/12/21	14,000,000	13,990,918
DNB Bank ASA yankee 0.21% 12/29/20	71,500,000	71,474,975
DZ BANK AG 0.22% 10/14/20	100,000,000	99,997,280
Federation des caisses Desjardin yankee:
0.09% 10/5/20	50,000,000	49,999,375
0.1% 10/5/20	2,250,000	2,249,972
0.11% 10/7/20	6,000,000	5,999,895
0.2% 2/26/21	3,000,000	2,997,765
0.2% 2/26/21	3,000,000	2,997,765
0.2% 3/1/21	4,000,000	3,996,977
0.2% 3/1/21	4,000,000	3,996,977
0.2% 3/5/21	7,000,000	6,994,661
0.2% 3/18/21	9,000,000	8,992,944
0.3% 12/21/20	3,000,000	2,999,030
0.3% 12/22/20	1,000,000	999,670
0.3% 12/23/20	1,000,000	999,664
0.3% 12/23/20	3,000,000	2,998,992
0.3% 1/11/21	7,000,000	6,996,856
0.3% 1/15/21	7,000,000	6,996,713
Landesbank Baden-Wurttemberg yankee 0.21% 11/2/20	50,000,000	49,991,660
Landesbank Hessen-Thuringen yankee 0.22% 10/14/20	100,000,000	99,995,450
Liberty Street Funding LLC:
0.2% 12/2/20 (Liquidity Facility Bank of Nova Scotia)	33,425,000	33,413,402
0.22% 10/13/20 (Liquidity Facility Bank of Nova Scotia)	27,000,000	26,998,761
0.22% 10/13/20 (Liquidity Facility Bank of Nova Scotia)	44,000,000	43,997,980
0.22% 10/13/20 (Liquidity Facility Bank of Nova Scotia)	50,000,000	49,997,705
0.22% 10/16/20 (Liquidity Facility Bank of Nova Scotia)	20,000,000	19,998,808
Lloyds Bank PLC yankee:
0.22% 10/16/20	31,850,000	31,848,286
0.22% 10/16/20	50,000,000	49,997,311
0.23% 11/16/20	7,000,000	6,998,666
0.23% 11/20/20	13,000,000	12,997,293
0.23% 11/23/20	9,000,000	8,998,002
0.23% 11/23/20	4,000,000	3,999,112
0.23% 11/24/20	13,000,000	12,997,061
0.23% 11/25/20	9,000,000	8,997,914
0.23% 11/25/20	3,000,000	2,999,305
0.23% 11/27/20	6,000,000	5,998,559
Manhattan Asset Funding Co. LLC:
0.2% 11/24/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	29,000,000	28,992,556
0.2% 11/30/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	4,000,000	3,998,841
0.25% 10/13/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	25,000,000	24,999,531
0.26% 10/13/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	28,000,000	27,999,474
0.3% 10/6/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	45,809,000	45,808,084
Mitsubishi UFJ Trust & Banking Corp. yankee:
0.18% 12/16/20	5,000,000	4,998,225
0.2% 12/15/20	67,000,000	66,976,664
0.21% 12/10/20	7,000,000	6,997,736
0.21% 12/11/20	6,000,000	5,998,032
0.23% 11/2/20	4,000,000	3,999,710
0.25% 10/14/20	6,900,000	6,899,774
0.25% 10/15/20	20,000,000	19,999,308
0.26% 10/15/20	50,000,000	49,998,270
0.32% 10/23/20	40,000,000	39,998,056
Mizuho Bank Ltd. Singapore Branch yankee:
0.215% 11/10/20	9,000,000	8,998,509
0.215% 11/24/20	9,000,000	8,998,377
0.215% 11/25/20	4,000,000	3,999,260
0.225% 11/12/20	4,000,000	3,999,455
0.245% 11/4/20	5,000,000	4,999,456
0.26% 10/6/20	24,000,000	23,999,640
Mizuho Corporate Bank Ltd. 0.215% 12/8/20	70,000,000	69,978,531
National Australia Bank Ltd. yankee 0.2% 3/1/21	23,000,000	22,986,501
National Bank of Canada yankee:
0.19% 2/9/21	9,000,000	8,994,357
0.2% 3/1/21	25,500,000	25,480,513
0.2% 3/2/21	18,000,000	17,986,154
0.2% 3/9/21	9,000,000	8,992,680
OMERS Finance Trust:
0.21% 2/2/21 (c)	25,000,000	24,985,503
0.22% 1/19/21 (c)	25,000,000	24,987,668
0.22% 1/25/21 (c)	50,000,000	49,973,515
Ontario Teachers' Finance Trust yankee 0.2% 3/23/21 (c)	15,000,000	14,988,401
PSP Capital, Inc. yankee:
0.2% 3/1/21 (c)	7,000,000	6,995,862
0.22% 1/20/21 (c)	75,000,000	74,967,098
Sheffield Receivables Corp. yankee:
0.17% 10/7/20 (Liquidity Facility Barclays Bank PLC)	25,000,000	24,999,418
0.3% 10/21/20 (Liquidity Facility Barclays Bank PLC)	50,000,000	49,995,510
Skandinaviska Enskilda Banken AB yankee:
0.215% 11/9/20	67,225,000	67,215,810
0.23% 10/13/20	43,750,000	43,748,342
Sumitomo Mitsui Banking Corp. yankee:
0.215% 10/29/20	90,090,000	90,083,468
0.29% 10/8/20	35,000,000	34,999,223
Sumitomo Mitsui Trust Bank Ltd. yankee:
0.2% 12/10/20	2,000,000	1,999,420
0.2% 12/16/20	14,000,000	13,995,478
0.2% 12/17/20	5,003,000	5,001,353
0.21% 11/25/20	7,000,000	6,998,552
0.21% 12/1/20	1,000,000	999,757
0.21% 12/3/20	5,000,000	4,998,729
0.21% 12/15/20	2,000,000	1,999,362
0.21% 12/21/20	4,000,000	3,998,588
0.22% 11/25/20	7,000,000	6,998,552
0.24% 11/5/20	28,000,000	27,997,200
0.35% 10/19/20	50,000,000	49,996,600
Sumitomo Trust & Banking Co. Ltd. yankee 0.24% 11/20/20	70,000,000	69,987,603
Svenska Handelsbanken AB yankee:
0.2% 3/9/21	24,000,000	23,980,481
0.2% 3/16/21	17,000,000	16,985,332
Swedbank AB yankee 0.17% 11/2/20	6,000,000	5,999,439
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.020% 0.2633% 11/10/20 (a)(b)	16,000,000	16,000,346
yankee:
0.2% 3/12/21	18,000,000	17,984,189
0.21% 2/24/21	23,000,000	22,982,343
0.21% 3/4/21	35,000,000	34,971,066
0.21% 3/15/21	16,000,000	15,985,613
0.25% 2/9/21	21,000,000	20,986,293
0.25% 2/16/21	23,000,000	22,983,748
UBS AG London Branch 3 month U.S. LIBOR + 0.070% 0.2879% 12/29/20 (a)(b)	32,000,000	32,005,472
TOTAL COMMERCIAL PAPER
(Cost $3,021,397,406)		3,021,681,957
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $4,527,054,656)		4,527,389,335
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(103,343,197)
NET ASSETS - 100%		$4,424,046,138

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $507,785,981 or 11.5% of net assets.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and Government Agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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